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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


 /s/ Yedi Wong                San Francisco, CA               August 14, 2012
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $755,750
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
AETNA INC NEW                COM              00817Y108   14,151      3,650     SH  CALL   SOLE     NONE      3,650
ASSURED GUARANTY LTD         COM              G0585R106    6,486    460,000     SH         SOLE     NONE    460,000
BABCOCK & WILCOX CO NEW      COM              05615F102   12,250    500,000     SH         SOLE     NONE    500,000
BANK OF AMERICA CORPORATION  COM              060505104   49,080     60,000     SH  CALL   SOLE     NONE     60,000
BEBE STORES INC              COM              075571109    4,072    693,763     SH         SOLE     NONE    693,763
CINCINNATI BELL INC NEW      COM              171871106   36,270  9,750,000     SH         SOLE     NONE  9,750,000
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402   10,518  1,808,834     SH         SOLE     NONE  1,808,834
ENDEAVOUR INTL CORP          COM NEW          29259G200    8,400  1,000,000     SH         SOLE     NONE  1,000,000
FASTENAL CO                  COM              311900104   28,217      7,000     SH  PUT    SOLE     NONE      7,000
FIFTH & PAC COS INC          COM              316645100   26,010  2,424,000     SH         SOLE     NONE  2,424,000
GRAPHIC PACKAGING HLDG CO    COM              388689101   15,639  2,843,474     SH         SOLE     NONE  2,843,474
INFOSYS LTD                  SPONSORED ADR    456788108    9,012      2,000     SH  PUT    SOLE     NONE      2,000
ISHARES INC                  MSCI GERMAN      464286806    5,940    300,000     SH         SOLE     NONE    300,000
ISHARES INC                  MSCI GERMAN      464286806    9,900      5,000     SH  CALL   SOLE     NONE      5,000
ISHARES INC                  MSCI GERMAN      464286806    9,900      5,000     SH  CALL   SOLE     NONE      5,000
ISHARES INC                  MSCI GERMAN      464286806   10,122      5,112     SH  CALL   SOLE     NONE      5,112
JPMORGAN CHASE & CO          COM              46625H100   17,865      5,000     SH  CALL   SOLE     NONE      5,000
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    3,132  1,450,000     SH         SOLE     NONE  1,450,000
KINROSS GOLD CORP            COM NO PAR       496902404    8,150  1,000,000     SH         SOLE     NONE  1,000,000
KINROSS GOLD CORP            COM NO PAR       496902404    4,075      5,000     SH  CALL   SOLE     NONE      5,000
LSB INDS INC                 COM              502160104    8,593    278,000     SH         SOLE     NONE    278,000
MAKO SURGICAL CORP           COM              560879108    6,531      2,550     SH  PUT    SOLE     NONE      2,550
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   22,385    500,000     SH         SOLE     NONE    500,000
MERCER INTL INC              COM              588056101   11,420  2,000,000     SH         SOLE     NONE  2,000,000
MGIC INVT CORP WIS           COM              552848103    2,304    800,000     SH         SOLE     NONE    800,000
MOSAIC CO NEW                COM              61945C103   17,523    320,000     SH         SOLE     NONE    320,000
NEVSUN RES LTD               COM              64156L101    4,858  1,499,500     SH         SOLE     NONE  1,499,500
OAKTREE CAP GROUP LLC        UNIT 99/99/9999  674001201    7,169    202,800     SH         SOLE     NONE    202,800
PAN AMERICAN SILVER CORP     COM              697900108   10,128    600,000     SH         SOLE     NONE    600,000
PANTRY INC                   COM              698657103    2,993    203,577     SH         SOLE     NONE    203,577
PETROBRAS ARGENTINA S A      SPONS ADR        71646J109    5,145    677,026     SH         SOLE     NONE    677,026
PHOENIX COS INC NEW          COM              71902E109    2,918  1,577,075     SH         SOLE     NONE  1,577,075
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104   16,040      2,500     SH  CALL   SOLE     NONE      2,500
QUIKSILVER INC               COM              74838C106    1,165    500,000     SH         SOLE     NONE    500,000
RADIAN GROUP INC             COM              750236101    1,974    600,000     SH         SOLE     NONE    600,000
RENTECH INC                  COM              760112102   11,844  5,749,671     SH         SOLE     NONE  5,749,671
RENTECH NITROGEN PARTNERS L  COM UNIT         760113100   24,759    900,000     SH         SOLE     NONE    900,000
RITE AID CORP                COM              767754104   32,200 23,000,000     SH         SOLE     NONE 23,000,000
SANOFI                       RIGHT 12/31/2020 80105N113    4,583  3,250,000     SH         SOLE     NONE  3,250,000
SAP AG                       SPON ADR         803054204   17,808      3,000     SH  PUT    SOLE     NONE      3,000
SEALY CORP                   COM              812139301    1,320    713,368     SH         SOLE     NONE    713,368
SPDR GOLD TRUST              GOLD SHS         78463V107   31,038    200,000     SH         SOLE     NONE    200,000
SPDR GOLD TRUST              GOLD SHS         78463V107   77,595      5,000     SH  CALL   SOLE     NONE      5,000
SPDR GOLD TRUST              GOLD SHS         78463V107   77,595      5,000     SH  CALL   SOLE     NONE      5,000
TALISMAN ENERGY INC          COM              87425E103    2,865    250,000     SH         SOLE     NONE    250,000
THQ INC                      COM NEW          872443403      729  1,175,000     SH         SOLE     NONE  1,175,000
THQ INC                      NOTE 5.000% 8/1  872443AB2    5,638 10,000,000     PRN        SOLE     NONE 10,000,000
UNITED CONTL HLDGS INC       COM              910047109    6,083    250,000     SH         SOLE     NONE    250,000
UNITED CONTL HLDGS INC       COM              910047109   19,464      8,000     SH  CALL   SOLE     NONE      8,000
WELLPOINT INC                COM              94973V107   31,895      5,000     SH  CALL   SOLE     NONE      5,000